UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
  -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
  -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



         Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,                 John H. Beers, Esq.
  Counsel and Secretary for Registrant             Vice President and Counsel
   Phoenix Life Insurance Company               Phoenix Life Insurance Company
          One American Row                             One American Row
       Hartford, Ct 06103-2899                      Hartford, Ct 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: November 30, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


Phoenix Growth & Income Fund


                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
DOMESTIC COMMON STOCKS--97.4%


AEROSPACE & DEFENSE--5.0%
Boeing Co. (The)                                    37,400         $  3,461
General Dynamics Corp.                               8,700              773
Honeywell International, Inc.                       31,700            1,795
Lockheed Martin Corp.                               24,300            2,689
Northrop Grumman Corp.                              14,800            1,166
Raytheon Co.                                        16,700            1,033
United Technologies Corp.                           57,900            4,329
                                                                   --------
                                                                     15,246
                                                                   --------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B                  5,900              435

AIRLINES--0.2%
AMR Corp.(b)                                        19,800              420
Continental Airlines, Inc. Class B(b)                6,900              194
                                                                   --------
                                                                        614
                                                                   --------
APPAREL RETAIL--0.5%
Aeropostale, Inc.(b)                                12,400              317
Gap, Inc. (The)                                     51,700            1,055
Men's Wearhouse, Inc. (The)                          8,000              276
                                                                   --------
                                                                      1,648
                                                                   --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp.                                            10,700              800

APPLICATION SOFTWARE--0.2%
Aspen Technology, Inc.(b)                           31,900              541

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
Ameriprise Financial, Inc.                           5,600              329
Bank of New York Mellon Corp. (The)                 47,154            2,261
Federated Investors, Inc. Class B                   15,800              644
Franklin Resources, Inc.                             9,300            1,146
Legg Mason, Inc.                                    11,800              900
Northern Trust Corp.                                19,900            1,612
SEI Investments Co.                                 23,500              729
State Street Corp.                                  28,500            2,277
                                                                   --------
                                                                      9,898
                                                                   --------
AUTO PARTS & EQUIPMENT--0.3%
Lear Corp.(b)                                       32,400              954



                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
AUTOMOBILE MANUFACTURERS--0.1%
Thor Industries, Inc.                                8,800         $    310

BIOTECHNOLOGY--0.6%
Cephalon, Inc.(b)                                    3,200              240
OSI Pharmaceuticals, Inc.(b)                        33,400            1,557
                                                                   --------
                                                                      1,797
                                                                   --------
BREWERS--0.7%
Anheuser-Busch Cos., Inc.                           39,100            2,061

BROADCASTING & CABLE TV--0.6%
CBS Corp. Class B                                   65,900            1,808

BUILDING PRODUCTS--0.2%
Masco Corp.                                         29,700              665

COAL & CONSUMABLE FUELS--0.4%
Massey Energy Co.                                   34,300            1,165

COMMERCIAL PRINTING--0.3%
RR Donnelley & Sons Co.                             23,800              873

COMMUNICATIONS EQUIPMENT--1.8%
Cisco Systems, Inc.(b)                             191,100            5,355

COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp.                                    22,300              413

COMPUTER HARDWARE--3.8%
Hewlett-Packard Co.                                 98,200            5,024
International Business Machines Corp.               59,900            6,300
NCR Corp.(b)                                         5,900              141
                                                                   --------
                                                                     11,465
                                                                   --------
COMPUTER STORAGE & PERIPHERALS--0.3%
Emulex Corp.(b)                                     34,200              573
Network Appliance, Inc.(b)                          12,900              319
                                                                   --------
                                                                        892
                                                                   --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
AGCO Corp.(b)                                       13,200              910
Cummins, Inc.                                        2,200              257
Toro Co. (The)                                      11,900              662
                                                                   --------
                                                                      1,829
                                                                   --------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
Automatic Data Processing, Inc.                     28,400            1,280

Phoenix Growth & Income Fund

                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Computer Sciences Corp.(b)                          15,000     $        792
Electronic Data Systems Corp.                       43,600              883
Fiserv, Inc.(b)                                     24,800            1,273
                                                                   --------
                                                                      4,228
                                                                   --------
DISTRIBUTORS--0.2%
Genuine Parts Co.                                   13,800              663

DIVERSIFIED BANKS--1.5%
Comerica, Inc.                                       9,900              453
U.S. Bancorp                                        20,800              688
Wells Fargo & Co.                                  108,600            3,522
                                                                   --------
                                                                      4,663
                                                                   --------
DIVERSIFIED CHEMICALS--1.1%
Dow Chemical Co. (The)                              24,000            1,007
E.I. du Pont de Nemours & Co.                       38,900            1,795
PPG Industries, Inc.                                 8,700              597
                                                                   --------
                                                                      3,399
                                                                   --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp.                               8,500              758

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(c)                                     5,400              534
Southern Copper Corp.                                6,400              708
                                                                   --------
                                                                      1,242
                                                                   --------
ELECTRIC UTILITIES--1.3%
FirstEnergy Corp.                                   49,200            3,373
Progress Energy, Inc.                               14,600              713
                                                                   --------
                                                                      4,086
                                                                   --------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Emerson Electric Co.                                52,200            2,977
GrafTech International Ltd.(b)                      11,100              178
                                                                   --------
                                                                      3,155
                                                                   --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Agilent Technologies, Inc.(b)                       33,900            1,282

ELECTRONIC MANUFACTURING SERVICES--0.4%
Tyco Electronics Ltd.                               31,800            1,189

FOOD RETAIL--0.4%
Kroger Co. (The)                                    32,900              946
SUPERVALU, Inc.                                      6,900              289
                                                                   --------
                                                                      1,235
                                                                   --------


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
FOOTWEAR--0.6%
NIKE, Inc. Class B                                  27,500         $  1,805

GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(b)                                   20,100              375
Family Dollar Stores, Inc.                          19,300              455
                                                                   --------
                                                                        830
                                                                   --------
HEALTH CARE DISTRIBUTORS--1.2%
Cardinal Health, Inc.                               26,900            1,629
McKesson Corp.                                      29,500            1,968
                                                                   --------
                                                                      3,597
                                                                   --------
HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc.                          28,600            1,712

HEALTH CARE SERVICES--0.3%
Medco Health Solutions, Inc.(b)                      8,500              850

HOME IMPROVEMENT RETAIL--0.7%
Sherwin-Williams Co. (The)                          32,200            2,023

HOUSEHOLD APPLIANCES--0.3%
Stanley Works (The)                                 10,200              532
Whirlpool Corp.                                      5,300              429
                                                                   --------
                                                                        961
                                                                   --------
HOUSEHOLD PRODUCTS--1.2%
Clorox Co. (The)                                    26,600            1,726
Kimberly-Clark Corp.                                10,700              747
Procter & Gamble Co. (The)                          16,400            1,213
                                                                   --------
                                                                      3,686
                                                                   --------
HOUSEWARES & SPECIALTIES--0.3%
American Greetings Corp. Class A                    11,000              256
Newell Rubbermaid, Inc.                             23,700              635
                                                                   --------
                                                                        891
                                                                   --------
HYPERMARKETS & SUPER CENTERS--0.7%
BJ's Wholesale Club, Inc.(b)                        15,400              577
Wal-Mart Stores, Inc.                               33,500            1,604
                                                                   --------
                                                                      2,181
                                                                   --------
INDUSTRIAL CONGLOMERATES--1.2%
3M Co.                                               6,800              566
General Electric Co.                                15,800              605
Teleflex, Inc.                                       6,300              380
Tyco International Ltd.                             52,325            2,100
                                                                   --------
                                                                      3,651
                                                                   --------

Phoenix Growth & Income Fund


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
INDUSTRIAL MACHINERY--1.4%
Dover Corp.                                          7,500         $    347
Eaton Corp.                                         24,900            2,224
Gardner Denver, Inc.(b)                              9,200              305
Parker Hannifin Corp.                               16,750            1,330
                                                                   --------
                                                                      4,206
                                                                   --------
INSURANCE BROKERS--0.3%
AON Corp.                                           21,100            1,054

INTEGRATED OIL & GAS--8.7%
Chevron Corp.                                       47,600            4,178
ConocoPhillips                                      34,600            2,769
Exxon Mobil Corp.                                  139,100           12,402
Marathon Oil Corp.                                  16,400              917
Occidental Petroleum Corp.                          92,800            6,475
                                                                   --------
                                                                     26,741
                                                                   --------
INTEGRATED TELECOMMUNICATION SERVICES--3.3%
AT&T, Inc.                                         196,235            7,498
Qwest Communications International, Inc.(b)         74,000              491
Verizon Communications, Inc.                        39,100            1,690
Windstream Corp.                                    32,300              418
                                                                   --------
                                                                     10,097
                                                                   --------
INTERNET RETAIL--0.3%
Expedia, Inc.(b)                                     8,700              283
IAC/InterActiveCorp.(b)                             18,600              518
                                                                   --------
                                                                        801
                                                                   --------
INTERNET SOFTWARE & SERVICES--0.6%
eBay, Inc.(b)                                       58,400            1,958

INVESTMENT BANKING & BROKERAGE--0.8%
Charles Schwab Corp. (The)                          28,900              703
Goldman Sachs Group, Inc. (The)                      6,200            1,405
TD Ameritrade Holding Corp.(b)                      17,300              323
                                                                   --------
                                                                      2,431
                                                                   --------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                         9,600              267

LIFE & HEALTH INSURANCE--3.9%
AFLAC, Inc.                                         22,500            1,410
Lincoln National Corp.                              28,600            1,761
MetLife, Inc.                                       62,400            4,093
Principal Financial Group, Inc. (The)               24,600            1,611
Prudential Financial, Inc.                          28,800            2,711
StanCorp Financial Group, Inc.                       4,800              250


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
LIFE & HEALTH INSURANCE--(CONTINUED)
Unum Group                                           9,100         $    226
                                                                   --------
                                                                     12,062
                                                                   --------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Invitrogen Corp.(b)                                  7,000              679

MANAGED HEALTH CARE--2.8%
Aetna, Inc.                                         34,400            1,922
CIGNA Corp.                                         23,300            1,249
Coventry Health Care, Inc.(b)                        5,200              301
UnitedHealth Group, Inc.                            55,300            3,042
WellPoint, Inc.(b)                                  22,500            1,895
                                                                   --------
                                                                      8,409
                                                                   --------
METAL & GLASS CONTAINERS--0.2%
Ball Corp.                                           5,900              273
Owens-Illinois, Inc.(b)                              8,300              372
                                                                   --------
                                                                        645
                                                                   --------
MORTGAGE REITS--0.6%
Annaly Capital Management, Inc.                     74,800            1,287
CapitalSource, Inc.                                 39,600              664
                                                                   --------
                                                                      1,951
                                                                   --------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                5,700              274

MOVIES & ENTERTAINMENT--2.7%
Time Warner, Inc.                                  142,700            2,463
Viacom, Inc. Class B(b)                             64,200            2,698
Walt Disney Co. (The)                               97,600            3,235
                                                                   --------
                                                                      8,396
                                                                   --------
MULTI-LINE INSURANCE--1.9%
American International Group, Inc.                  95,800            5,569
Hartford Financial Services Group, Inc. (The)        3,800              362
                                                                   --------
                                                                      5,931
                                                                   --------
MULTI-UTILITIES--1.0%
Consolidated Edison, Inc.                           14,000              678
Public Service Enterprise Group, Inc.               25,400            2,432
                                                                   --------
                                                                      3,110
                                                                   --------
OFFICE ELECTRONICS--0.2%
Xerox Corp.                                         32,400              547

OIL & GAS DRILLING--0.6%
ENSCO International, Inc.                            5,800              312

Phoenix Growth & Income Fund

                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
OIL & GAS DRILLING--(CONTINUED)
Transocean, Inc.                                    10,400         $  1,428
                                                                   --------
                                                                      1,740
                                                                   --------
OIL & GAS EQUIPMENT & SERVICES--1.2%
Dresser-Rand Group, Inc.(b)                         12,500              445
Halliburton Co.                                     16,700              611
National Oilwell Varco, Inc.(b)                     28,800            1,963
Tidewater, Inc.                                     13,000              636
                                                                   --------
                                                                      3,655
                                                                   --------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Devon Energy Corp.                                   2,800              232
Noble Energy, Inc.                                   3,200              230
W&T Offshore, Inc.                                  11,200              296
                                                                   --------
                                                                        758
                                                                   --------
OIL & GAS REFINING & MARKETING--0.5%
Holly Corp.                                         14,800              717
Valero Energy Corp.                                 13,300              866
                                                                   --------
                                                                      1,583
                                                                   --------
OTHER DIVERSIFIED FINANCIAL SERVICES--5.3%
Bank of America Corp.                              182,900            8,437
Citigroup, Inc.                                     18,501              616
JPMorgan Chase & Co.                               158,700            7,240
                                                                   --------
                                                                     16,293
                                                                   --------
PACKAGED FOODS & MEATS--0.4%
General Mills, Inc.                                 22,700            1,365

PAPER PACKAGING--0.5%
Packaging Corporation of America                    24,600              696
Sonoco Products Co.                                 24,400              741
                                                                   --------
                                                                      1,437
                                                                   --------
PERSONAL PRODUCTS--0.3%
NBTY, Inc.(b)                                       32,700              977

PHARMACEUTICALS--7.3%
Abbott Laboratories                                 13,000              748
Bristol-Myers Squibb Co.                            25,600              758
Endo Pharmaceuticals Holdings, Inc.(b)              15,200              417
Forest Laboratories, Inc.(b)                        24,700              952
Johnson & Johnson                                   97,200            6,584
Lilly (Eli) & Co.                                   11,700              619
Merck & Co., Inc.                                  102,100            6,061
Pfizer, Inc.                                       225,900            5,367


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
PHARMACEUTICALS--(CONTINUED)
Wyeth                                               14,900         $    732
                                                                   --------
                                                                     22,238
                                                                   --------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                   18,100              425

PROPERTY & CASUALTY INSURANCE--1.6%
Allstate Corp. (The)                                 7,000              358
Chubb Corp. (The)                                   10,700              583
Cincinnati Financial Corp.                          10,200              408
Mercury General Corp.                               12,700              659
Philadelphia Consolidated Holding Co.(b)             5,900              251
Travelers Cos., Inc. (The)                          52,000            2,762
                                                                   --------
                                                                      5,021
                                                                   --------
RAILROADS--0.2%
Norfolk Southern Corp.                              12,800              656

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc.                             1,900              160

REGIONAL BANKS--1.0%
Bank of Hawaii Corp.                                 3,500              182
Fifth Third Bancorp                                 19,600              586
KeyCorp                                             24,200              638
National City Corp.                                 28,800              569
Regions Financial Corp.                             27,200              719
SunTrust Banks, Inc.                                 5,200              365
                                                                   --------
                                                                      3,059
                                                                   --------
RESTAURANTS--1.8%
McDonald's Corp.                                    67,400            3,941
Yum! Brands, Inc.                                   43,500            1,616
                                                                   --------
                                                                      5,557
                                                                   --------
SEMICONDUCTOR EQUIPMENT--1.0%
Applied Materials, Inc.                             63,400            1,194
KLA-Tencor Corp.                                     4,100              197
Lam Research Corp.(b)                                8,500              390
MEMC Electronic Materials, Inc.(b)                   6,600              512
Novellus Systems, Inc.(b)                           24,400              634
                                                                   --------
                                                                      2,927
                                                                   --------
SEMICONDUCTORS--1.9%
Amkor Technology, Inc.(b)                           28,900              238
Integrated Device Technology, Inc.(b)               40,600              493
Intel Corp.                                         89,700            2,339
NVIDIA Corp.(b)                                     32,400            1,022

Phoenix Growth & Income Fund


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
SEMICONDUCTORS--(CONTINUED)
Texas Instruments, Inc.                             55,300         $  1,746
                                                                   --------
                                                                      5,838
                                                                   --------
SOFT DRINKS--1.6%
Coca-Cola Co. (The)                                 43,900            2,726
Pepsi Bottling Group, Inc. (The)                    47,200            2,014
                                                                   --------
                                                                      4,740
                                                                   --------
SPECIALIZED REITS--0.2%
FelCor Lodging Trust, Inc.                          27,400              480

SPECIALTY CHEMICALS--0.1%
H.B. Fuller Co.                                     14,800              374

STEEL--0.3%
AK Steel Holding Corp.(b)                           20,600              918

SYSTEMS SOFTWARE--4.7%
BMC Software, Inc.(b)                               16,200              536
McAfee, Inc.(b)                                      7,500              292
Microsoft Corp.                                    276,100            9,277
Oracle Corp.(b)                                    142,200            2,869
Symantec Corp.(b)                                   73,800            1,314
                                                                   --------
                                                                     14,288
                                                                   --------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b)                           4,600              170

TOBACCO--1.8%
Altria Group, Inc.                                  29,800            2,311
Loews Corp. - Carolina Group                        26,800            2,384
Reynolds American, Inc.                              4,600              322
Universal Corp.                                      9,000              483
                                                                   --------
                                                                      5,500
                                                                   --------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                 76,600            1,189
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $227,771)                                          297,763
---------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--0.9%


COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology (Singapore)                      27,900              720


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)     6,500         $    336

IT CONSULTING & OTHER SERVICES--0.5%
Accenture Ltd. Class A (United States)              43,500            1,503

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)              7,300              427
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,356)                                              2,986
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $231,127)                                          300,749
---------------------------------------------------------------------------

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ---------      -----------
SHORT-TERM INVESTMENTS--1.7%


COMMERCIAL PAPER(d)--1.7%
Target Corp.
  4.500% due 12/3/07                               $ 3,405            3,404
Pitney Bowes, Inc.
  4.500% due 12/4/07                                 1,730            1,730
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,134)                                              5,134
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $236,261)                                          305,883(a)

Other assets and liabilities, net--0.0%                                (116)
                                                                   --------
NET ASSETS--100.0%                                                 $305,767
                                                                   ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $75,562 and gross depreciation of $7,334 for federal income tax purposes. At November 30, 2007, the aggregate cost of securities for federal income tax purposes was $237,655.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedule of Investments.
(d)  The rate shown is the discount rate.

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies consistently followed by the Equity Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date         January 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date         January 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         January 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.